CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents, including consolidated variable interest entities of $4,066 as of December 31, 2016	$ 511,039	$ 553,079
Restricted cash - current, including consolidated variable interest entities of $25,958 as of December 31, 2016	487,516	534,707
Accounts receivable trade, net of allowance of $28,156 and $26,119 as of December 31, 2015 and 2016, respectively	400,251	426,803
Accounts receivable, unbilled	3,425	8,206
Amounts due from related parties	19,082	104,579
Inventories	295,371	334,489
Value added tax recoverable	55,680	44,615
Advances to suppliers - current, net of allowance of $6,498 and $6,482 as of December 31, 2015 and 2016, respectively	29,312	31,886
Derivative assets - current	12,270	6,259
Project assets - current, including consolidated variable interest entities of $114,440 as of December 31, 2016	1,317,902	111,317
Assets held-for-sale	392,089
Deferred tax assets - current		30,013
Prepaid expenses and other current assets, including consolidated variable interest entities of $2,249 as of December 31, 2016	266,826	78,140
Total current assets	3,790,763	2,264,093
Restricted cash - non-current	9,145	46,897
Property, plant and equipment, net	462,345	331,052
Solar power systems, net	112,062	1,200,441
Deferred tax assets - non-current	229,980	97,134
Advances to suppliers - non-current, net of allowance of $22,131 and $13,045 as of December 31, 2015 and 2016, respectively	54,080	27,745
Prepaid land use rights, including consolidated variable interest entities of $689 as of December 31, 2016	48,651	29,092
Investments in affiliates	368,459	187,131
Intangible assets, net	8,422	78,938
Goodwill	7,617	7,609
Derivative assets - non-current	15,446	2,072
Project assets - non-current	182,391	2,814
Other non-current assets, including consolidated variable interest entities of $5,834 as of December 31, 2016	117,245	138,910
TOTAL ASSETS	5,406,606	4,413,928
Current liabilities:
Short-term borrowings, including consolidated variable interest entities of $69,811 as of December 31, 2016	1,600,033	1,156,576
Accounts payable, including consolidated variable interest entities of $29,813 as of December 31, 2016	440,116	512,510
Short-term notes payable	296,663	473,247
Amounts due to related parties	19,912	90,002
Other payables, including consolidated variable interest entities of $22 as of December 31, 2016	223,584	159,886
Short-term commercial paper	131,432
Advances from customers	90,101	76,207
Derivative liabilities - current	9,625	35,228
Deferred tax liabilities - current		1,426
Liabilities held-for-sale	279,272
Financing liabilities	459,258
Other current liabilities	171,070	151,242
Total current liabilities	3,721,066	2,656,324
Accrued warranty costs	61,139	65,193
Convertible notes	125,569	146,674
Long-term borrowings	493,455	606,577
Derivative liabilities - non-current		17,358
Liability for uncertain tax positions	8,431	14,468
Deferred tax liabilities - non-current	23,348	19,030
Loss contingency accruals	22,654	23,500
Other non-current liabilities	51,554	32,294
TOTAL LIABILITIES	4,507,216	3,581,418
Commitments and contingencies (Note 23)
Equity:
Common shares - no par value: unlimited authorized shares, 55,965,443 and 57,830,149 shares issued and outstanding at December 31, 2015 and 2016, respectively	701,283	677,103
Additional paid-in capital	(8,897)	(17,139)
Retained earnings	284,109	218,860
Accumulated other comprehensive loss	(91,814)	(59,856)
Total Canadian Solar Inc. shareholders' equity	884,681	818,968
Non-controlling interests in subsidiaries	14,709	13,542
TOTAL EQUITY	899,390	832,510
TOTAL LIABILITIES AND EQUITY	$ 5,406,606	$ 4,413,928